Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	6. SUBSEQUENT EVENTS In October 2014, a permanent decrease in salaries was negotiated with the Company’s employees in an effort to conserve capital resources.
11.        SUBSEQUENT EVENTS

During 2014, we sold 112 units at $1.25 unit for $140,000. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.